Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (10,210)	$ (55,634)	$ (50,900)	$ (85,433)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	87,732,000	85,151,000	87,063,000	80,230,000
Earnings Per Share, Basic	$ (0.12)	$ (0.65)	$ (0.58)	$ (1.06)